As filed with the Securities and Exchange Commission on August 24, 2021

Securities Act Registration No. 333-239127

Investment Company Act Reg. No. 811-23577

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 3	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 5	☒

(Check appropriate box or boxes.)

2nd Vote Funds

(Exact Name of Registrant as Specified in Charter)

462 Sandcastle Rd.

Franklin, TN 37069

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (615) 240-7500

Corporation Service Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

With Copies To:

Daniel Grant
2nd Vote Advisers, LLC
462 Sandcastle Rd.
Franklin, TN 37069

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 8, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Shares of the 2VA American Freedoms ETF

EXPLANATORY NOTE

Post-Effective Amendment No. 2 (the “Amendment”) to the Registration Statement of 2nd Vote Funds was filed pursuant to Rule 485(a) under the Securities Act of 1933 on June 11, 2021 to register shares of 2VA American Freedoms ETF. Pursuant to Rule 485(a), the Amendment would have become effective on August 25, 2021. This Post-Effective Amendment No. 3 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating September 8, 2021 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 3 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.

PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)	(1)	Certificate of Trust of the Registrant[1]

	(2)	Declaration of Trust of the Registrant[1]

(b)		By-laws of the Registrant[1]

(c)		Instruments defining rights of security holders with respect to the Registrant are contained in the Declaration of Trust and By-Laws, which are incorporated by reference to Exhibits (a) and (b) of Item 28 of Part C herewith.

(d)	(1)	Investment Advisory Agreement between 2nd Vote Funds (the “Trust”) and 2nd Vote Advisers, LLC. (the “Adviser”) dated November 4, 2020[2]

	(i)	First Amendment to the Investment Advisory Agreement between the Trust and the Adviser (adding the 2VA American Freedoms ETF) - to be filed by amendment.

	(2)	Investment Sub-Advisory Agreement between the Adviser and Laffer Tengler Investments, Inc. (the “Sub-Adviser”) dated November 4, 2020[2]

(e)	(1)	ETF Distribution Agreement between the Trust and Foreside Financial Services, LLC, dated November 2, 2020[2]

	(i)	First Amendment to the ETF Distribution Agreement between the Trust and Foreside Financial Services, LLC (adding the 2VA American Freedoms ETF) - to be filed by amendment.

	(2)	Form of Authorized Participant Agreement[2]

	(3)	Distribution Services Agreement between the Adviser and Foreside Financial Services, LLC, dated November 2, 2020[2]

(f)		Not applicable.

(g)		ETF Custody Agreement between the Trust and U.S. Bank National Association, dated November 3, 2020[2]

	(i)	First Amendment to the ETF Custody Agreement between the Trust and U.S. Bank National Association (adding the 2VA American Freedoms ETF) - to be filed by amendment.

(h)	(1)	Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC d/b/a/ U.S. Bank Global Fund Services dated November 3, 2020[2]

(i)

First Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services (adding the 2VA American Freedoms ETF) - to be filed by amendment.

	(2)	ETF Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC d/b/a/ U.S. Bank Global Fund Services dated November 3, 2020[2]

(i)

First Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services (adding the 2VA American Freedoms ETF) - to be filed by amendment.

	(3)	Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC d/b/a/ U.S. Bank Global Fund Services dated November 3, 2020[2]

(i)

First Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services (adding the 2VA American Freedoms ETF) - to be filed by amendment.

	(4)	Fund CCO and AMLO Agreement between the Trust and Foreside Fund Officer Services, LLC dated November 2, 2020[2]

	(5)	Fund PFO/Treasurer Agreement between the Trust and Foreside Fund Officer Services, LLC dated November 2, 2020[2]

(i)		Opinion of Legal Counsel[2]

	(1)	Opinion of Legal Counsel (for the 2VA American Freedoms ETF) – to be filed by amendment

(j)		Consent of Independent Registered Public Accounting Firm – to be filed by amendment

(k)		Not applicable.

(l)		Subscription Agreement[2]

(m)		Rule 12b-1 Distribution Plan[2]

	(1)	First Amendment to the Rule 12b-1 Distribution Plan (adding the 2VA American Freedoms ETF) - to be filed by amendment.

(n)		Not applicable.

(o)		Reserved.

(p)	(1)	Code of Ethics of the Registrant[2]

	(2)	Code of Ethics of the Adviser[2]

	(3)	Code of Ethics of the Sub-Adviser[2]

	(4)	Code of Ethics of Foreside[2]

(q)	(1)	Powers of Attorney[2]

	(2)	Powers of Attorney[3]

	(3)	Power of Attorney*

[1]	Incorporated by reference to the Registrant’s Registration Statement Filed June 12, 2020.
[2]	Incorporated by reference to the Registrant’s Registration Statement Filed November 5, 2020.
[3]	Incorporated by reference to the Registrant’s Registration Statement Filed June 11, 2021.
*	Filed herein.

Item 29.	Persons Controlled by or under Common Control with Registrant

None

Item 30.	Indemnification

The Registrant is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust dated April 14, 2020 that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended. The Registrant’s Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defence in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust.

In particular, Article IX, Section 2 of the Registrant’s Declaration of Trust provides as follows:

Section 2.             INDEMNIFICATION.

(a)           Subject to the exceptions and limitations contained in subsection (b) below:

(i)          every person who is, or has been, a Trustee or an officer, employee or agent of the Trust, including persons who act at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the maximum extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

(ii)       as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (whether civil, criminal or administrative proceedings, regulatory investigations, or other proceedings, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)          No indemnification shall be provided hereunder to a Covered Person:

(i)       who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust, a Series or its or their Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust or Series, as the case may be; or

(ii)       in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust or Series, as applicable, nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)            The rights of indemnification herein provided may be insured against by policies maintained by the Trust or the Series, as applicable, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person. Nothing contained herein shall affect any rights to indemnification to which Trust or Series personnel other than Covered Persons may be entitled by contract or otherwise under law.

(d)           To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defence to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section; provided, however, that any such advancement will be made in accordance with any conditions required by the Commission.

(e)            Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Declaration of Trust or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Item 31.	Business and Other Connections of Investment Adviser

This Item incorporated by reference the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC. The Form ADV (File No. 801-119190) may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the Adviser is included in the Trust’s Statement of Additional Information.

Item 32.	Principal Underwriters

Item 32.	Foreside Financial Services, LLC (f/k/a/ BHIL Distributors, LLC)

(a)	Foreside Financial Services, LLC (f/k/a/ BHIL Distributors, LLC) (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	2nd Vote Funds
2.	13D Activist Fund, Series of Northern Lights Fund Trust
3.	A3 Alternative Credit Fund
4.	AAMA Equity Fund, Series of Asset Management Fund
5.	AAMA Income Fund, Series of Asset Management Fund
6.	Advisers Investment Trust
7.	AltShares Trust
8.	BMO Funds, Inc.
9.	BMO LGM Frontier Markets Equity Fund
10.	Boston Trust Walden Funds (f/k/a The Boston Trust & Walden Funds)
11.	Bow River Capital Evergreen Fund
12.	Conversus StepStone Private Markets

13.	Cook & Bynum Funds Trust
14.	Datum One Series Trust
15.	Diamond Hill Funds
16.	Driehaus Mutual Funds
17.	Emles Trust
18.	Engine No. 1 ETF Trust
19.	FlowStone Opportunity Fund
20.	Inspire 100 ETF, Series of Northern Lights Fund Trust IV
21.	Inspire Corporate Bond Impact ETF, Series of Northern Lights Fund Trust IV
22.	Inspire Faithward Large Cap Momentum ESG ETF, Series of Northern Lights Fund Trust IV
23.	Inspire Faithward Mid Cap Momentum ESG ETF, Series of Northern Lights Fund Trust IV
24.	Inspire Global Hope ETF, Series of Northern Lights Fund Trust IV
25.	Inspire International ESG ETF, Series of Northern Lights Fund Trust IV
26.	Inspire Small Mid Cap Impact ETF, Series of Northern Lights Fund Trust IV
27.	Inspire Tactical Balanced ESG ETF, Series of Northern Lights Fund Trust IV
28.	Pax World Funds Series Trust
29.	Pax World Funds Series Trust III
30.	Praxis Mutual Funds
31.	Primark Private Equity Investments Fund
32.	Rimrock Funds Trust
33.	SA Funds – Investment Trust
34.	Sequoia Fund, Inc.
35.	Simplify Exchange Traded Funds
36.	Siren ETF Trust

(b)	The following are the Officers and Manager of the Distributor. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None

Teresa Cowan	111 E. Kilbourn Avenue, Suite 2200, Milwaukee, WI 53202	Vice President	None

Susan K. Moscaritolo	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)       Not applicable.

Item 33.	Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) are maintained in the physical possession of the Adviser or the Registrant’s administrator, custodian, or transfer agent.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Registrant has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Franklin, State of Tennessee on this 24th day of August, 2021.

2nd Vote Funds

By:	/s/ Daniel Grant*
Daniel Grant
President

Pursuant to the requirements of the Securities Act this registration statement has been signed below by the following person in the capacities and on the dates indicated.

Signature	Title	Date

*	President and Chief Executive Officer (Principal Executive Officer), Trustee	August 24, 2021
Daniel Grant

*
Troy M. Statczar	Principal Financial Officer and Treasurer	August 24, 2021

*
John Phebus	Trustee	August 24, 2021

*
David L. Dunavant	Trustee	August 24, 2021

*
Peter W. Hastings	Trustee	August 24, 2021

*/s/ [Ethan Corey]

Attorney-In-Fact, pursuant to power of attorney